ORDINARY SHARES (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 11, 2019	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 23, 2019
Total consideration to share repurchase plan				$ 2,695
Consideration received			$ 268
ADR [Member]
Authorized stock repurchase						$ 3,000
Repurchase of outstanding shares (in share)				2,461,599	242,990
Issuance of shares (in shares)			173,285
Number of ordinary shares represented in ADS	19,091,837
Common Stock [Member]
Repurchase of outstanding shares (in share)				4,923,198	485,980
Total consideration to share repurchase plan				$ 2,695	$ 251
Issuance of shares (in shares)	13,154,284	37,545,158	346,570
Number of ordinary shares represented in ADS	38,183,674
Consideration received			$ 898